Business Acquisition - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed (Details)	Jan. 08, 2019 USD ($)
Business Combinations [Abstract]
Cash	$ (302,710)
Accounts receivable	145,757
Inventory	131,455
Prepaid expenses	46,153
Property and equipment	30,393
Other	2,751
Intangibles	3,680,000
Goodwill	12,564,401
Total assets acquired	16,298,200
Accounts payable and other accrued liabilities	1,645,399
Derivative liability	1,215,677
Interest-bearing liabilities and other	755,216
Net assets acquired	$ 12,681,908